---------------------------
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                                                     ---------------------------
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                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04804
                                   ---------


                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744         Seattle, Washington             98101
--------------------------------------------------------------------------------
      (Address of principal executive offices)                    (Zip code)

                              Richard S. McCormick

McCormick Capital Management 1325 4th Avenue, Suite 1744      Seattle, WA 98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (206) 624-5863
                                                     -------------

Date of fiscal year end:  September 30, 2007
                          ------------------

Date of reporting period: March 31, 2007
                          --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

THE
ELITE
GROUP OF MUTUAL FUNDS


                                 THE ELITE GROUP

                               SEMI ANNUAL REPORT

                              FINANCIAL STATEMENTS

                                   (UNAUDITED)

                                 MARCH 31, 2007

                            PORTFOLIO OF INVESTMENTS
                         The Elite Growth & Income Fund
                                 March 31, 2007
                                   (unaudited)
--------------------------------------------------------------------------------
                                                                   Market Value
 Shares                                                                (Note 2)
----------                                                         ------------
             Common Stock 95.6%

             Basic Industries 1.7%
             ---------------------
    100,000  Lundin Mining Corp.*                                  $  1,109,000
                                                                   ------------
                    Total Basic Industries                            1,109,000
                                                                   ------------

             Business Services 9.2%
             ----------------------
      5,000  Google Inc.*                                             2,290,800
     20,000  Mastercard Inc (b)                                       2,124,800
     50,000  Office Depot Inc*                                        1,757,000
                                                                   ------------
                     Total Business Services                          6,172,600
                                                                   ------------

             Capital/Industrial Goods & Services 15.6%
             -----------------------------------------
     15,000  Cummins Inc.(a)                                          2,170,800
     50,000  General Electric Co.                                     1,768,000
     40,000  Goodrich Corp.(a)                                        2,059,200
     30,000  United Technologies Corp.                                1,950,000
     40,000  Wesco International Inc.(b)*                             2,511,200
                                                                   ------------
                    Total Capital Goods                              10,459,200
                                                                   ------------

             Consumer Goods & Services 23.6%
             -------------------------------
     40,000  America Movil                                            1,911,600
     30,000  Best Buy Co., Inc.(b)                                    1,461,600
     70,000  CVS Caremark Corp.(a)                                    2,389,800
     50,000  Nutri System Inc.(b)*                                    2,620,500
     30,000  Proctor Gamble Co.                                       1,894,800
     50,000  The Childrens Place Retail Stores*                       2,788,000
     15,000  Sears Holdings Corp.(a)*                                 2,702,400
                                                                   ------------
                    Total Consumer Goods                             15,768,700
                                                                   ------------

             Energy 19.1%
             ------------
     60,000  Atwood Oceanics Inc.*                                    3,521,400
     30,000  Devon Energy Corp.                                       2,076,600
     30,000  Diamond Offshore Drilling Inc.                           2,428,500
     40,000  Noble Corp                                               3,147,200
     50,000  Sasol LTD                                                1,652,500
                                                                   ------------
                    Total Energy                                     12,826,200
                                                                   ------------

             Financial Intermediaries 13.4%
             ------------------------------
     80,000  E*Trade Financial Corp.*                                 1,697,600
     50,000  First Cash Financial Services Inc.*                      1,114,000
     10,000  Goldman Sachs Group                                      2,066,300
     15,000  NYSE Group*                                              1,406,250
     50,000  SLM Corp (b)                                             2,045,000
     10,000  State Street Corp                                          647,500
                                                                   ------------
                    Total Financial Intermediaries                    8,976,650
                                                                   ------------

             Health Care Goods & Services 13.0%
             ----------------------------------
     60,000  Aetna Inc.                                               2,627,400
    350,000  Antigenics Inc. (b)*                                       780,500
     50,000  E-Z-EM Inc.*                                               804,000
     20,000  Pfizer Inc.                                                505,200
     50,000  Syneron Medical LTD*                                     1,352,500
     50,000  UnitedHealth Group                                       2,648,500
                                                                   ------------
                    Total Health Care                                 8,718,100
                                                                   ------------

                    Total Value of Common Stock
                    (Cost $53,553,838)                             $ 64,030,450
                                                                   ------------

             Short Term Investments 22.1%
             ----------------------------
  3,754,677  PNC Bank Money Market                                    3,754,677
 11,025,188  Institutional Money Market Trust (c)                    11,025,188
                                                                   ------------
             Total Value Of Short-Term Investments
             (Cost $14,779,865)                                      14,779,865
                                                                   ============

             Total Investments in Securities
             (Cost $68,333,703)                       117.7%         78,810,315
                                                  -----------------------------

             Call Options Written                      -1.0%           (697,500)
                                                  -----------------------------

             Liabilities in excess of
             Other assets                             -16.7%        (11,160,074)
                                                  -----------------------------

             Net Assets                               100.0%        $66,952,741
                                                  =============================

             At March 31, 2007, unrealized appreciation of securities for Federal Income Tax purposes based on cost of $67,671,373 (net of premiums on options written) is as follows:

             Unrealized appreciation                               $ 10,886,747
             Unrealized depreciation                                   (445,305)
                                                                   ------------
             Net unrealized appreciation                           $ 10,441,442
                                                                   ============
             *Non-income producing

             (a) All or a portion of the security is pledged as collateral for options written

             (b) All or a portion of this security was on loan at March 31, 2007. The value of securities on loan was $9,863,843.

             (c) This security was purchased with cash collateral received for securities on loan at March 31, 2007.



                  Schedule of Call Options Written
                     Elite Growth & Income Fund
 Contracts                March 31, 2007
-----------  --------------------------------------
        700  CVS Corp 1/19/08  $35                                 $   (213,500)
        150  Cummins 06/16/07 $135                                     (212,250)
        400  Goodrich Corp 08/18/07  $50                               (166,000)
        150  Sears 06/16/07  $185                                      (105,750)
                                                                   ------------
                    Total Call Options Written                     $   (697,500)
                                                                   ============
             (Premiums $662,330)

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                             1

                            PORTFOLIO OF INVESTMENTS
                             The Elite Income Fund
                                 March 31, 2007
                                  (unaudited)
--------------------------------------------------------------------------------

             Bonds 90.7 %
                                                                                             Market Value
 Par Value   U.S. Government/Agencies Notes and Bonds 11.9%          Maturity   Coupon           (Note 2)
===========  ----------------------------------------------          ========   ======       ============
$   700,000  U.S. Treasury Bill (a)                                  04/19/07   5.000%       $    698,137
    200,000  Freddie Mac                                             06/15/07   4.550%            199,695
    100,000  Federal Home Loan Bank                                  10/20/11   5.250%             99,448
    590,000  U.S. Treasury Note                                      05/15/16   7.250%            701,985
    250,000  U.S. Treasury Note                                      02/15/21   7.875%            324,765
                                                                                             ------------
                Total U.S. Government Notes and Bonds                                           2,024,030
                                                                                             ------------

             Securitized /Asset Backed Bonds 14.3%
             -------------------------------------
     40,796  Centerpoint Energy (2001-1 A2)                          09/15/09   4.760%             40,702
    103,000  Daimler Chrysler Rec Auto Trust (2004-C A4)             12/08/09   3.280%            101,433
     27,244  Toyota Auto Receivable (2003-A A4)                      03/15/10   2.200%             27,208
    181,000  CCCIT 2003-A6                                           05/17/10   2.900%            176,568
    283,928  Chase Manhattan Auto Owner Trust (2004-A A4)            09/15/10   2.830%            279,654
    113,685  Fannie Mae (545171)                                     08/01/14   5.500%            114,423
     58,277  GNMA (552372)                                           02/15/17   6.000%             59,281
     60,020  GNMA (577742)                                           09/15/17   5.500%             60,293
    131,000  Freddie Mac (2962 YE)                                   09/15/18   4.500%            126,600
    179,926  GNMA (605079)                                           03/15/19   4.000%            170,604
    200,000  Freddie Mac (2792 PY)                                   11/15/24   4.000%            195,569
    131,153  Freddie Mac (FHR 1963 Z)                                01/15/27   7.500%            133,348
    300,000  Freddie Mac (FHR 2656 BD)                               04/15/28   5.000%            300,632
    308,600  Freddie Mac (FHR 2744 PC)                               01/15/31   5.500%            308,923
    192,315  Fannie Mae (633012)                                     02/01/32   7.000%            200,423
    146,842  GNMA (G2SF POOL 3556 5.5%)                              05/20/34   5.500%            145,959
                                                                                             ------------
                Total Securitized /Asset Backed Bonds                                           2,441,620
                                                                                             ------------

             Corporate Bonds Industrial - Basic 2.1%
             ---------------------------------------
    200,000  International Paper Co.                                 01/15/09   4.250%            196,282
    150,000  Weyerhaueuser Co.                                       03/15/32   7.375%            157,137
                                                                                             ------------
                Total Corporate Bonds Industrial - Basic                                          353,419
                                                                                             ------------

             Corporate Bonds Industrial - Capital Goods 4.0%
             -----------------------------------------------
    535,000  TRW, Inc.                                               04/18/07   7.370%            535,266
    150,000  Alliant Techsystems                                     04/01/16   6.750%            150,375
                                                                                             ------------
                Total Corporate Bonds Industrial -Capital Goods                                   685,641
                                                                                             ------------

             Corporate Bonds Industrial - Communications 6.8%
             ------------------------------------------------
    100,000  Verizon Global                                          01/15/08   4.000%             98,976
    149,000  GTE Corp.                                               04/15/08   6.460%            150,711
    150,000  Comcast Corp.                                           07/15/12  10.625%            182,262
    260,000  Comcast Corp.                                           02/15/18   5.875%            260,703
    250,000  GTE Corp.                                               04/15/18   6.840%            270,538
    200,000  SW Bell Tel.                                            10/15/26   7.200%            205,376
                                                                                             ------------
                Total Corporate Bonds Industrial - Communications                               1,168,566
                                                                                             ------------

             Corporate Bonds Industrial - Cyclical 2.8%
             ------------------------------------------
    485,000  Ford Motor Credit                                       01/12/09   5.800%            475,759
                                                                                             ------------


             Corporate Bonds Industrial - Non-cyclical 2.9%
             ----------------------------------------------
    400,000  Kroger Co.                                              08/15/07   7.800%            403,402
    100,000  Diageo Capital                                          11/19/07   3.500%             98,907
                                                                                             ------------
                Total Corporate Bonds Industrial - Non-cyclical                                   502,309
                                                                                             ------------

             Corporate Bonds Industrial - Energy 2.1%
             ----------------------------------------
    250,000  Ocean Energy Inc.                                       10/01/07   4.375%            248,653
    100,000  Chesapeake Energy                                       09/15/13   7.500%            104,500
                                                                                             ------------
                Total Corporate Bonds Industrial - Energy                                         353,153
                                                                                             ------------

             Corporate Bonds Industrial - Transportation 0.5%
             ------------------------------------------------
    100,000  BNSF Funding                                            12/15/55   5.660%             92,956
                                                                                             ------------

             Corporate Bonds Industrial - Technology 2.9%
             --------------------------------------------
    200,000  Xerox Corp                                              08/15/11   6.875%            210,484
    200,000  Xerox Corp                                              02/01/17   6.750%            209,284
     75,000  Xerox Corp                                              02/01/27   8.000%             76,500
                                                                                             ------------
                Total Corporate Bonds Industrial - Technology                                     496,268
                                                                                             ------------

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                              2

                            PORTFOLIO OF INVESTMENTS
                             The Elite Income Fund
                                 March 31, 2007
                                  (unaudited)
--------------------------------------------------------------------------------

                                                                                             Market Value
 Par Value   Corporate Bonds Utilities - Electric 20.2%              Maturity   Coupon           (Note 2)
===========  ------------------------------------------              ========   ======       ============
    250,000  AES Indianapolis P&L                                    08/01/07   7.375%            251,507
    400,000  Consumers Energy                                        02/01/08   6.375%            403,042
    100,000  Entergy Louisiana                                       11/01/10   5.830%             99,936
    150,000  Nevada Power                                            06/01/11   8.250%            164,943
    250,000  Hawaiin Electric                                        08/15/11   6.141%            256,458
    350,000  Sierra Pacific Power                                    04/15/12   6.250%            360,788
    750,000  Puget Sound Energy                                      06/15/18   6.740%            812,632
    100,000  Centerpoint Energy                                      07/01/23   5.600%             94,675
    100,000  Northern St. Power - MN                                 07/01/25   7.125%            113,307
     50,000  Georgia Power                                           11/01/42   4.875%             49,814
    400,000  Swepco Capital Trust                                    10/01/43   5.250%            397,717
    225,000  Dominion Resources                                      06/30/66   7.500%            242,030
    200,000  PPL Capital Funding                                     03/30/67   6.700%            196,580
                                                                                             ------------
                Total Corporate Bonds Utilities - Electric                                      3,443,429
                                                                                             ------------

             Corporate Bonds Utilities - Natural Gas 9.5%
             --------------------------------------------
    550,000  Sempra Energy                                           05/17/07   4.621%            549,393
    260,000  Energy Transfer Partners                                02/15/17   6.125%            265,670
    200,000  TGT Pipeline                                            06/01/18   5.200%            187,104
    300,000  Kinder Morgan Energy                                    03/15/32   7.750%            339,105
    260,000  Enterprise Products                                     08/01/66   8.375%            284,515
                                                                                             ------------
                Total Corporate Bonds Utilities - Natural Gas                                   1,625,787
                                                                                             ------------

             Corporate Bonds Finance - Banking 1.3%
             --------------------------------------
    222,000  First MD Cap. II                                        02/01/27   6.221% (c)        217,029
                                                                                             ------------

             Corporate Bonds Finance - Misc. Finance Companies 5.2%
             ------------------------------------------------------
    150,000  Branch Banking & Trust                                  06/04/07   5.440% (c)        150,028
    150,000  Residential Capital                                     06/29/07   6.741% (c)        150,168
    100,000  CountryWide Home Loan                                   09/15/09   4.125%             97,254
    100,000  Residential Capital                                     02/22/11   6.000%             98,642
    250,000  Freddie Mac                                             01/11/10   5.250%            249,529
    150,000  CIT Group                                               03/15/67   6.100%            144,586
                                                                                             ------------
                Total Corporate Bonds Finance                                                     890,207
                                                                                             ------------

             Corporate Bonds Finance - Insurance 4.2%
             ----------------------------------------
    155,000  Anthem Inc.                                             09/01/07   3.500%            153,714
    100,000  Wellpoint Inc.                                          12/14/07   3.750%             98,884
    100,000  C.N.A. Financial                                        08/15/12   8.375%            110,786
    350,000  Genworth Financial                                      11/15/66   6.150%            344,744
                                                                                             ------------
                Total Corporate Bonds - Insurance                                                 708,128
                                                                                             ------------

             Total Value of Bonds
             (Cost $15,447,818)                                                                15,478,301
                                                                                             ------------
   Shares    Common Stock 3.1%
===========  -----------------
      4,000  International Paper Co. (a)                                                          145,600
      7,000  Pfizer Inc.                                                                          176,820
      5,000  SLM Corp.                                                                            204,500
                                                                                             ------------
                Total Common Stock                                                                526,920
                 (cost $ 530,371)                                                            ------------


             Short Term Investments 9.0%
             ---------------------------
    679,311  PNC Bank Money Market                                                                679,311
    862,000  Institutional Money Market Trust (b)                                                 862,000
                                                                                             ------------
                Total Short Term Investments (Cost $1,541,311)                                  1,541,311
                                                                                             ------------

             Total Investments (Cost $ 17,519,500)                      102.8%                 17,546,532
             Liabilities in excess of other assets                       -2.8%                   (485,675)
                                                                 ------------                ------------
             NET ASSETS                                                 100.0%               $ 17,060,857
                                                                 ============                ============

At March 31, 2007, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $17,519,500 is:

             Gross unrealized appreciation                       $    152,015
             Gross unrealized depreciation                           (124,983)
                                                                 ------------
             Net unrealized appreciation                         $     27,032
                                                                 ============

(a) This security was on loan at March 31, 2007. The total value of securities on loan was $843,737.

(b) This security was purchased with cash collateral received for securities on loan at March 31, 2007.

(c) Variable rate security; Interst rate shown is the rate in effect as of March 31, 2007.

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                              3

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     THE ELITE
                                                                      GROWTH &       THE ELITE
                                                                     INCOME FUND     INCOME FUND
                                                                    ------------    ------------
ASSETS
   Investments in securities at value
     (Cost $68,333,703 and $17,519,500, respectively)
     (NOTES 2A AND 3)                                               $ 78,810,315    $ 17,546,532

   Receivables:
     From transfer agent                                                   2,044              --
     Securities sold                                                   3,264,015         205,169
     Other assets                                                             --           4,778
     Interest                                                              6,034         187,318
     Dividends                                                            26,880              --
                                                                    ------------    ------------
       Total Assets                                                   82,109,288      17,943,797
                                                                    ------------    ------------


LIABILITIES
Payables:
   Payable upon return of securities on loan                          11,025,188         862,000
   Call options written, at fair value:
     (Premiums $662,330 and $0, respectively)                            697,500              --
   Securities purchased                                                3,296,931              --
   Investment management fees                                             54,326           9,913
   Fund shares redeemed                                                   21,456           2,799
   Distributions                                                          52,241           7,671
   Accrued expenses                                                        8,905             557
                                                                    ------------    ------------
       Total Liabilities                                              15,156,547         882,940
                                                                    ------------    ------------

NET ASSETS
   The Elite Growth & Income Fund -
     Applicable to 3,193,040 shares outstanding                     $ 66,952,741
                                                                    ============

   The Elite Income Fund -
     Applicable to 1,744,466 shares outstanding                                     $ 17,060,857
                                                                                    ============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (net assets / shares outstanding)                $      20.97    $       9.78
                                                                    ============    ============


At March 31, 2007, the components of net assets were as follows:
   Paid-in capital                                                  $ 50,219,210    $ 17,538,168
   Accumulated (distributions in excess of) net investment Income         14,073        (105,576)
   Accumulated net realized gain (loss) on investments                 6,278,016        (398,767)
   Net unrealized appreciation of investments                         10,476,612          27,032
   Net unrealized depreciation of options written                        (35,170)             --
                                                                    ------------    ------------
   Net Assets                                                       $ 66,952,741    $ 17,060,857
                                                                    ============    ============

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                              4

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    THE ELITE
                                                                                     GROWTH &      THE ELITE
                                                                                   INCOME FUND    INCOME FUND
                                                                                   -----------    -----------
Investment Income
   Income:
     Interest                                                                      $    26,449    $   453,147
     Dividends                                                                         409,889         42,000
     Securities Lending                                                                 46,638          3,248
                                                                                   -----------    -----------

       Total Income                                                                    482,976        498,395
                                                                                   -----------    -----------

   Expenses:
     Investment management fee                                                         325,052         59,512
     Transfer agent fees                                                                25,075         15,268
     Custodian fees                                                                      6,863          4,147
     Audit fees                                                                         18,177          6,173
     Trustee fees and expenses                                                           7,376          1,939
     Recordkeeping services                                                             33,344         14,821
     Shareholder reports                                                                 4,030            640
     Registration fees and other                                                         3,326          1,405
     CCO expense                                                                        10,500          2,624
     Legal fees                                                                          3,214          1,806
     Insurance                                                                           1,863            475
                                                                                   -----------    -----------
       Total Expenses                                                                  438,820        108,810

   Fees paid by manager (NOTE 4)                                                            --         (9,602)
                                                                                   -----------    -----------
       Net Expenses                                                                    438,820         99,208
                                                                                   -----------    -----------
       Net Investment Income                                                            44,156        399,187
                                                                                   -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND OPTIONS CONTRACTS
  Net realized gain (loss):
     Investment securities                                                           9,377,250        174,628
     Expired and closed covered call options written (NOTE 3)                          (48,175)            --
                                                                                   -----------    -----------
     Net realized gain (loss) on investment securities and option contracts          9,329,075        174,628
                                                                                   -----------    -----------
     Net increase (decrease) in unrealized appreciation
       Investment securities                                                          (387,734)       (58,293)
       Option contracts written                                                         70,546             --
                                                                                   -----------    -----------
     Net change in unrealized appreciation/depreciation of investments                (317,188)       (58,293)
                                                                                   -----------    -----------
     Net realized and unrealized gain on investment securities
       and option contracts                                                          9,011,887        116,335
                                                                                   -----------    -----------
     Net increase in net assets resulting from operations                          $ 9,056,043    $   515,522
                                                                                   ===========    ===========

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                              5

THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                      FOR THE SIX
                                                                      MONTHS ENDED      FOR THE
                                                                        MARCH 31,      YEAR ENDED
                                                                          2007        SEPTEMBER 30,
                                                                      (UNAUDITED)         2006
                                                                      ------------    ------------
OPERATIONS
   Net investment income                                              $     44,156    $    350,507
   Net realized gain on investment securities and options contracts      9,329,075       7,437,326
   Net increase (decrease) in unrealized appreciation of
     investment securities and option contracts                           (317,188)     (4,558,437)
                                                                      ------------    ------------
       Net increase in net assets resulting from operations              9,056,043       3,229,396

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
     ($0.04 and $0.14 per share, respectively)                            (124,534)       (402,000)
   Distribution from net realized gains on investment transactions
     ($1.00 and $2.62 per share, respectively)                          (3,051,059)     (7,456,696)

CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets resulting from capital
     share transactions (a)                                               (727,328)      6,764,926
                                                                      ------------    ------------
       Total increase in net assets                                      5,153,122       2,135,626

NET ASSETS
   Beginning of period                                                  61,799,619      59,663,993
                                                                      ------------    ------------
   End of period
     (Including undistributed net investment income of
     $14,073 and $94,451, respectively)                               $ 66,952,741    $ 61,799,619
                                                                      ============    ============

(a)   TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                            SIX MONTHS ENDED
                                                              MARCH 31, 2007                    YEAR ENDED
                                                               (UNAUDITED)                  SEPTEMBER 30, 2006
                                                       ----------------------------    ----------------------------
                                                          SHARES           VALUE          SHARES           VALUE
                                                       ------------    ------------    ------------    ------------
      Shares sold                                            76,552    $  1,600,393         210,488    $  4,511,405
      Shares issued in reinvestment of distributions        148,736       3,118,941         401,493       7,717,782
                                                       ------------    ------------    ------------    ------------
                                                            225,288       4,719,334         611,981      12,229,187
      Shares redeemed                                      (262,043)     (5,446,662)       (255,413)     (5,464,261)
                                                       ------------    ------------    ------------    ------------
      Net increase (decrease)                               (36,755)   $   (727,328)        356,568    $  6,764,926
                                                       ============    ============    ============    ============

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                              6

THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                 FOR THE SIX
                                                                                 MONTHS ENDED      FOR THE
                                                                                   MARCH 31,     YEAR ENDED
                                                                                     2007        SEPTEMBER 30,
                                                                                  (UNAUDITED)        2006
                                                                                 ------------    ------------
OPERATIONS
   Net investment income                                                         $    399,187    $    750,233
   Net realized gain (loss) on investment securities                                  174,628        (116,042)
   Net increase (decrease) in unrealized appreciation of investment securities        (58,293)         67,382
                                                                                 ------------    ------------
       Net increase in net assets resulting from operations                           515,522         701,573
                                                                                 ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
     ($0.28 and $0.42 per share, respectively)                                       (490,344)       (795,757)

CAPITAL SHARE TRANSACTIONS
   Decrease in net assets resulting from capital
     share transactions (a)                                                        (1,191,143)     (1,041,863)
                                                                                 ------------    ------------
       Total decrease in net assets                                                (1,165,965)     (1,136,047)

NET ASSETS
   Beginning of period                                                             18,226,822      19,362,869
                                                                                 ------------    ------------

   End of period                                                                 $ 17,060,857    $ 18,226,822
                                                                                 ============    ============

   (Including,   (distributions  in  excess  of)  net  investment  income  of
    $(105,576) and $(14,419), respectively)

(a)   TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                            SIX MONTHS ENDED
                                                             MARCH 31, 2007                  YEAR ENDED
                                                              (UNAUDITED)                SEPTEMBER 30, 2006
                                                       --------------------------    --------------------------
                                                          SHARES         VALUE          SHARES         VALUE
                                                       -----------    -----------    -----------    -----------
      Shares sold                                           61,328    $   603,261        177,284    $ 1,732,217
      Shares issued in reinvestment of distributions        48,354        472,346         78,923        765,766
                                                       -----------    -----------    -----------    -----------
                                                           109,682      1,075,607        256,207      2,497,983
      Shares redeemed                                     (230,224)    (2,266,750)      (363,181)    (3,539,846)
                                                       -----------    -----------    -----------    -----------
      Net decrease                                        (120,542)   $(1,191,143)      (106,974)   $(1,041,863)
                                                       ===========    ===========    ===========    ===========

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                              7

THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                         SIX MONTHS ENDED                          YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2007      -------------------------------------------------------------------
                                           (UNAUDITED)           2006           2005          2004          2003          2002
                                            ----------        ----------     ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $    19.13        $    20.77     $    18.90    $    18.13    $    15.67    $    22.05
                                            ----------        ----------     ----------    ----------    ----------    ----------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          0.01              0.12           0.06          0.01            --          0.01
   Net gain (loss) on securities
     (both realized and unrealized)               2.87              1.00           3.03          2.22          3.30         (6.37)
                                            ----------        ----------     ----------    ----------    ----------    ----------
       Total from investment operations           2.88              1.12           3.09          2.23          3.30         (6.36)
                                            ----------        ----------     ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS
   Dividends from net investment income          (0.04)            (0.14)         (0.02)           --         (0.01)        (0.00)**
   Distribution from net realized gains          (1.00)            (2.62)         (1.20)        (1.46)        (0.83)        (0.02)
                                            ----------        ----------     ----------    ----------    ----------    ----------
       Total distributions                       (1.04)            (2.76)         (1.22)        (1.46)        (0.84)        (0.02)
                                            ----------        ----------     ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD              $    20.97        $    19.13     $    20.77    $    18.90    $    18.13    $    15.67
                                            ==========        ==========     ==========    ==========    ==========    ==========

TOTAL RETURN                                     15.06%             5.40%         16.35%        12.30%        21.10%       (28.87)%

RATIONS / SUPPLEMENTAL DATA
   Net asset value, end of period
     (in 000's)                             $   66,953        $   61,800     $   59,664    $   55,901    $   50,148    $   42,984
   Ratio of expenses to average net
     assets*                                      1.35%(a)          1.39%          1.36%         1.34%         1.34%         1.38%
   Ratio of net investment income to
     average net assets                           0.14%(a)          0.57%          0.27%         0.07%         0.00%         0.07%

PORTFOLIO TURNOVER                              103.02%           188.52%        143.87%       144.91%       184.10%       168.61%

* Ratio reflects fees paid through a directed brokerage arrangement. The expense ratios for the years ended September 30, 2005, 2004, 2003, and 2002 excluding fees paid through the directed brokerage arrangement were 1.35%, 1.25%, 1.20%, and 1.29%, respectively. There were no expenses paid through directed brokerage after 2005.

**    Represents less than $0.01 per share.

(a)   Annualized

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                              8

THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                         SIX MONTHS ENDED                           YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2007     -------------------------------------------------------------------
                                           (UNAUDITED)           2006           2005          2004          2003          2002
                                            ----------        ----------     ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $     9.77        $     9.82     $    10.12    $    10.40    $    10.53    $    10.51
                                            ----------        ----------     ----------    ----------    ----------    ----------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                          0.23              0.39           0.31          0.30          0.37          0.49
   Net gain (loss) on securities
     (both realized and unrealized)               0.06             (0.02)         (0.20)        (0.03)         0.15          0.07
                                            ----------        ----------     ----------    ----------    ----------    ----------
       Total from investment operations           0.29              0.37           0.11          0.27          0.52          0.56
                                            ----------        ----------     ----------    ----------    ----------    ----------

LESS DISTRIBUTIONS
   Dividends from net investment income          (0.28)            (0.42)         (0.41)        (0.46)        (0.56)        (0.50)
   Distribution from net realized gains             --                --             --         (0.09)        (0.09)        (0.04)
                                            ----------        ----------     ----------    ----------    ----------    ----------
       Total distributions                       (0.28)            (0.42)         (0.41)        (0.55)        (0.65)        (0.54)
                                            ----------        ----------     ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD              $     9.78        $     9.77     $     9.82    $    10.12    $    10.40    $    10.53
                                            ==========        ==========     ==========    ==========    ==========    ==========

TOTAL RETURN                                      2.99%             3.87%          1.09%         2.64%         5.03%         5.42%

RATIONS / SUPPLEMENTAL DATA
   Net asset value, end of period
     (in 000's)                             $   17,061        $   18,227     $   19,363    $   20,271    $   20,107    $   23,284
   Ratio of expenses to average net
     assets*                                      1.24%(a)          1.22%          1.15%         1.03%         1.05%         1.01%
   Ratio of net investment income to
     average net assets                           4.45%(a)          4.00%          3.01%         2.80%         3.47%         4.61%

PORTFOLIO TURNOVER                               45.53%           120.00%         93.19%        61.99%        69.17%        66.74%

* Ratio reflects expenses prior to reimbursement from manager. Expense ratio after reimbursement and reduction of fees were 1.13%, 1.04%, 1.04%, 0.95%, 0.95% and 0.94% for the six months ending March 31, 2007 and years ended September 30, 2006, 2005, 2004, 2003 and 2002, respectively.

(a)   Annualized

--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS                                              9

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The Elite Growth & Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group of Mutual Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in PNC Money Market Accounts which represent 5.6% and 4.0% of net assets for The Elite Growth & Income Fund and The Elite Income Fund, respectively.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses, wash losses and amortization of bond premium and discounts. Interest income and estimated expenses are accrued daily.

F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                                                                              10

THE ELITE GROUP OF MUTUAL FUNDS

MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

H. Securities Lending - The Funds may lend portfolio securities to banks and member firms of the New York Stock Exchange that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to its  investment  advisor,  sub-advisor  or their  affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, Government securities or letters of credit. Loans of portfolio securities must be secured by collateral equal to the market value over the value of the securities loaned. If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines the borrower is entitled to a return of the excess collateral. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. Cash collateral received in connection with securities lending is invested in an Institutional Money Market Trust sponsored by PFPC Trust, the Funds securities lending agent.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2007, purchases and sales of securities, other than options and short-term notes were as follows:

                                                   PURCHASES          SALES
                                                  -----------      ------------
      The Elite Growth & Income Fund              $ 65,973,422     $ 72,383,474
      The Elite Income Fund                       $ 7,547,215      $  9,180,376

For The Elite Growth & Income Fund, transactions in covered call options written for the six months ended March 31, 2007, were as follows:

                                                             NUMBER OF
                                                             CONTRACTS*      PREMIUMS
                                                            ------------   ------------
      Options outstanding on September 30, 2006                      800   $    475,284
      Options written                                              4,750      2,081,079
      Options terminated in closing purchase transactions         (4,150)    (1,894,033)
      Options exercised                                               --             --
      Options expired                                                 --             --
                                                            ------------   ------------
      Options outstanding on March 31, 2007                        1,400   $    662,330
                                                            ============   ============

      *     Each contract represents 100 shares of common stock

      As of March 31, 2007, portfolio securities valued at $9,322,200 were subject to covered call options written by The Elite Growth & Income Fund.

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and 1/2 of 1% and 1/2 of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimburse-ments may cease at any time without prior notice and are not subject to recoupment. For the six months ended March 31, 2007, the advisor reimbursed The Elite Income Fund $9,602.

The Trust paid the Chief Compliance Officer $13,124 for the six months ended March 31, 2007.

Certain Officers of the Trust are Officers of the Investment Manager.

--------------------------------------------------------------------------------
                                                                              11

THE ELITE GROUP OF MUTUAL FUNDS

MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 5 - CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods, energy, financial intermediaries and health care goods & services. The Elite Income Fund has investments in excess of 10% in securitized/asset backed bonds, and corporate bonds utilities-electric and U.S. Government/Agencies Notes & Bonds.

NOTE 6 - DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the six months ending March 31, 2007 and the year ended September 30, 2006 were as follows:

                                                                    YEAR ENDED
                                                    SIX MONTHS     SEPTEMBER 30,
                                                  MARCH 31, 2007       2006
                                                    -----------     -----------
The Elite Growth & Income Fund
     Distributions from ordinary income             $   124,534     $   402,000
     Distributions from long-term capital gains     $ 3,051,059     $ 7,456,696

The Elite Income Fund
     Distribution from ordinary income              $   490,344     $   795,757
     Distribution from long-term capital gains      $        --     $        --

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

The Elite Growth & Income Fund
     Unrealized appreciation of securities and options             $ 10,758,630
     Undistributed ordinary income                                       94,451
                                                                   ------------
     Total distributable earnings                                  $ 10,853,081
                                                                   ============

The Elite Income Fund
     Undistributed ordinary income                                 $     58,268
     Post October loss                                                 (241,090)
     Other accumulated losses                                          (332,305)
     Unrealized appreciation of securities                               12,638
                                                                   ------------
                                                                   $   (502,489)
                                                                   ============

The Elite Income Fund had a capital loss carry forward of $332,305 as of September 30, 2006, of which $576 expires in 2013 and $331,729 expires in 2014.

At September 30, 2006 the Elite Income Fund had deferred capital losses occurring subsequent to October 31, 2005 of $241,090. For tax purposes, such losses will be reflected in the year ending September 30, 2007.

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENTS

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS no. 157 applies to fair value measurements already required or permitted by existing standards. SFAS no. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

--------------------------------------------------------------------------------
                                                                              12

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the thresholds for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 becomes effective during the Funds' first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The Funds do not believe the impact of the adoption of FIN 48 will be material to the financial statements.

NOTE 8 - CHANGE IN REGISTERED PUBLIC ACCOUNTING FIRM

On December 15, 2005 Tait, Weller & Baker, LLP was removed as the independent registered public accounting firm for the Funds. Tait, Weller & Baker, LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

Tait, Weller & Baker, LLP issued reports on the Funds' financial statements as of September 30, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The decision to remove Tait, Weller & Baker, LLP was approved by the Funds' Board of Trustees.

At no time preceding the removal of Tait, Weller & Baker, LLP were there any disagreements with Tait, Weller & Baker, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, Weller & Baker, LLP would have cause it to make reference to the subject matter of the disagreements in connection with its report. At no time preceding the removal of Tait, Weller & Baker, LLP did any of the events enumerated in paragraphs (1) (v) (A) through (D) of Item 304(a) of Regulation S-K occur.

The Funds engaged Briggs, Bunting & Dougherty, LLP as its new independent registered public accounting firm on December 15, 2005. At no time preceding the engagement of Briggs, Bunting & Dougherty, LLP did the Funds consult Briggs, Bunting & Dougherty, LLP regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements, or
(ii) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

NOTE 9 - CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

PROXY POLICIES / AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS (Unaudited)

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site www.elitefunds.com and are also available on the Securities & Exchange Commission web site www.sec.gov.

Portfolio Holdings: In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, we will report to shareholders our security holdings as of June 30th and December 31st. The June and December reports will also be available on the SEC web site (N-Q) www.sec.gov. Our security holdings are available on our web site and updated monthly www.elitefunds.com.

--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------
              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

Over all responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term.

There were two quarterly Trustee meetings in the first six months of the fiscal year. All the Trustees had 100% attendance. Because Mr. McCormick and Mr.
Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach). The three independent Trustees each received compensation of $1,800 per meeting or $7,200 for the year assuming no special meetings. No other compensations were paid to any Trustee. The following are the Trustees and Executives of the Funds.

                                                                                                          LENGTH OF TIME
TRUSTEE                   ADDRESS                         AGE          POSITION HELD WITH THE TRUST       SERVED (YEARS)
--------------------------------------------------------------------------------------------------------------------------

Richard S. McCormick      1325 4th Avenue                  60          Chairman, Board of Trustees and           19
                          Suite 1744                                   President
                          Seattle, WA  98101
--------------------------------------------------------------------------------------------------------------------------

John W. Meisenbach        2100 Washington Bldg.            70          Trustee, Treasurer and Secretary          16
                          Seattle, WA  98101
--------------------------------------------------------------------------------------------------------------------------

Lee A. Miller             P.O. Box 1882                    73          Trustee                                   10
                          Vashon Island, WA  98070
--------------------------------------------------------------------------------------------------------------------------

John M. Parker            2400 Financial Center Bldg.      60          Trustee                                   19
                          Seattle, WA  98161
--------------------------------------------------------------------------------------------------------------------------

Jack R. Policar           1065 Financial Center Bldg.      59          Trustee                                   19
                          Seattle, WA  98161
--------------------------------------------------------------------------------------------------------------------------


Each Trustee oversees two portfolios of the Trust, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below. ***

*  Richard S. McCormick      President and Chief Executive Officer of the Investment Manager

*  John W. Meisenbach        Partner in MCM Financial (Insurance)
                             Director of Costco Wholesale and Expeditors International

   Lee A. Miller             Private Investor
                             Vice President of Merrill Lynch & Co.  (Retired)

   John M. Parker            Sr. Vice President of Kennedy Associates, Inc. (Real Estate Advisor)

   Jack R. Policar           President and Chief Executive of J. R. Policar, Inc.
                             Certified Public Accounting Firm

* TRUSTEES DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

** ADDITIONAL INFORMATION ABOUT THE TRUSTEES IS AVAILABLE IN THE STATEMENT OF ADDITIONAL INFORMATION WHICH IS AVAILABLE UPON REQUEST, OR READY FOR VIEWING ON OUR WEB SITE: www.elitefunds.com

--------------------------------------------------------------------------------
                                                                              14

--------------------------------------------------------------------------------
                              MUTUAL FUND EXPENSE
                                  (UNAUDITED)
--------------------------------------------------------------------------------

There are several kinds of expenses involved in buying, selling and operating a mutual fund. These expenses represent costs to shareholders which will reduce the rate of return. The Elite Funds are "no load" mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives. Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Group has no sales charges, like all the other funds it does have operating expenses. In addition to the fees paid to the manager of the fund there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (October 1, 2006 through March 31, 2007).

The first line ("Actual Expense") of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line ("Hypothetical") of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight YOUR ONGOING COSTS ONLY and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   The Elite Growth & Income Fund
-----------------------------------------------------------------------------------------------------------
                                                                                   Expenses Paid During
                          Beginning Account Value      Ending Account Value              Period*
                                 10-01-06                    03-31-07              10-01-06 to 03-31-07
-----------------------------------------------------------------------------------------------------------
        Actual                   $1,000.00                  $1,150.60                     $7.24
-----------------------------------------------------------------------------------------------------------
     Hypothetical
   (5% return before             $1,000.00                  $1,018.20                     $6.79
       expenses)
-----------------------------------------------------------------------------------------------------------

                                        The Elite Income Fund
-----------------------------------------------------------------------------------------------------------
                                                                                   Expenses Paid During
                          Beginning Account Value      Ending Account Value              Period*
                                 10-01-06                    03-31-07              10-01-06 to 03-31-07
-----------------------------------------------------------------------------------------------------------
         Actual                  $1,000.00                  $1,029.90                     $5.72
-----------------------------------------------------------------------------------------------------------
      Hypothetical
    (5% return before            $1,000.00                  $1,019.30                     $5.69
        expenses)
-----------------------------------------------------------------------------------------------------------

Expenses are equal to the Fund's annualized expense ratio of 1.35% for The Growth & Income Fund and 1.13% for The Elite Income Fund, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

Returns and expenses are adjusted to reflect reimbursement from the manager and a directed brokerage arrangement which reduce the expense to the funds. These reimbursements may, at the discretion of the manager, stop at any time.

--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------
                          INVESTMENT ADVISOR AGREEMENT
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Compensation of the investment manager, based upon each Fund's daily average net assets, is at the following annual rates:

      o For the Income Fund, 0.70% on the first $250 million, 0.625% on the next $250 million and 0.50% on all above $500 million.

      o For the Growth & Income Fund, 1% on the first $250 million, 0.75% on the next $250 million and 0.50% on all above $500 million.

Unless sooner terminated, the Management Agreement shall continue in effect for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose.

The Management Agreement is terminable by a Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the investment manager. The Management Agreement also terminates automatically in the event of its assignment, as defined in the Investment Company Act of 1940 and the rules thereunder.

The Management Agreement provides that the investment manager shall not be liable for any error of judgment or for any loss suffered by the Funds in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment manager in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Trustees, including a majority of the Independent Trustees, approved the continuation of the Management Agreement at the meeting of the Board of Trustees held December 20, 2006. The Trustees were provided with information to assist them including, a description of services offered to shareholders, Investment Manager's administrative duties, comparative performance and expense data for the Funds, Fund share sales and redemption reports and, financial reports for the Investment Manager. In approving the Management Agreement, the Independent Trustees considered all the information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The principal areas of review by the Independent Trustees were the nature and quality of the services provided by the investment manager and the reasonableness of the fees charged for those services.

The Independent Trustees, considered the scope and quality of professional research services utilized by the Investment manager as well as the managers capabilities regarding product research and other resources focused on providing services for the Funds. The quality of administrative and other services, including the investment manager's role in coordinating the activities of the Funds' as well as the depth of the services provided to shareholders by other service providers, were considered. The Independent Trustees also considered the business reputation of the investment manager and its financial resources.

In reviewing the fees payable under the Management Agreement, the Independent Trustees considered the level of total expenses payable by each Fund, and noted that the level of such expenses is well within industry standards and the Funds' peer groups. The Trustees, including the Independent Trustees, also determined that the advisory fees to be paid to the investment manager pursuant to the Management Agreement are fair and reasonable to each Fund and its shareholders.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve the Management Agreement. Rather the Independent Trustees concluded, in light of a weighing and balancing of all factors considered that the Management Agreement was in the best interest of each Fund.


--------------------------------------------------------------------------------
                                                                              16

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

 (b)   Certifications   required  by  Rule  30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Elite Group of Mutual Funds
             --------------------------------------------------------

By (Signature and Title)*             /s/ Richard S. McCormick
                                      -------------------------------
                                      Richard S. McCormick, President


Date May 14, 2007
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Richard S. McCormick
                                      -------------------------------
                                      Richard S. McCormick, President


Date May 14, 2007
     ------------


By (Signature and Title)*             /s/ John W. Meisenbach
                                      ------------------------------
                                       John W. Meisenbach, Treasurer


Date May 14, 2007
     ------------

* Print the name and title of each signing officer under his or her signature.